Income Taxes - Summary of Components of Provision for Income Tax (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current
U.K. operations					$ 0	$ 0
Foreign jurisdictions					569	311
Current income tax expense					569	311
Deferred
U.K. operations					0	0
Foreign jurisdictions					0	0
Deferred income tax expense					0	0
Total
U.K. operations					0	0
Foreign jurisdictions					569	311
Total	$ 598	$ 154	$ 808	$ 374	$ 569	$ 311